Investment in Hotel Properties, net (Investments) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Land	$ 767,363	$ 769,381	$ 670,362
Buildings and improvements	4,092,971	4,129,884	4,062,810
Furniture, fixtures and equipment	480,612	503,156	504,806
Construction in progress	22,820	29,745	37,394
Condominium properties	11,901	12,093
Investments in hotel properties, net	5,375,667	5,444,259	5,287,463
Accumulated depreciation	(1,351,491)	(1,335,816)	(1,182,244)
Investments in hotel properties, net	$ 4,024,176	$ 4,108,443	$ 4,105,219